Wireless Equipment Installment Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total portfolio of device installment plan receivables	$ 11,900	$ 3,800
Receivables derecognized under receivable securitization program	8,200
Guarantee liability	200	$ 700
Deferred purchase price receivable	2,222
Finance receivables collected and remitted, net of fees	1,300
Maximum exposure to loss related to involvement with sellers	2,200
Other Assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred purchase price receivable	$ 2,200